CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Cash and due from banks	¥ 1,268,442	¥ 1,216,627
Interest-bearing deposits in other banks	11,215,597	6,146,850
Call loans and funds sold	530,542	249,032
Receivables under resale agreements	9,024,808	7,122,371
Receivables under securities borrowing transactions	5,543,914	6,406,410
Trading account assets	34,066,555	30,945,553
Investments:
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥4,272,258 million in 2012 and ¥6,549,038 million in 2013)	39,413,951	41,258,976
Held-to-maturity securities	3,000,403	1,801,615
Other investments	838,135	982,889
Loans (Notes 4, 5, 8 and 27)	69,833,483	65,989,062
Allowance for loan losses	(772,957)	(682,692)
Loans, net of allowance	69,060,526	65,306,370
Premises and equipment-net (Note 6)	1,091,989	1,104,869
Due from customers on acceptances	101,590	77,326
Accrued income	276,193	246,164
Goodwill (Note 7)	6,147	5,635
Intangible assets (Note 7)	64,474	70,300
Deferred tax assets (Note 18)	641,777	836,731
Other	2,601,951	2,583,915
Total	178,746,994	166,361,633
Liabilities and equity:
Noninterest-bearing deposits	12,138,640	11,357,317
Interest-bearing deposits	74,218,101	68,669,820
Noninterest-bearing deposits	836,177	611,532
Interest-bearing deposits	13,028,638	10,595,711
Due to trust accounts (Note 10)	619,271	559,734
Call money and funds purchased	6,126,425	5,668,929
Payables under repurchase agreements	17,451,080	12,173,398
Payables under securities lending transactions	11,496,178	7,840,571
Commercial paper	252,277	212,732
Other short-term borrowings	6,471,823	13,737,238
Trading account liabilities	16,768,830	16,977,390
Bank acceptances outstanding	101,590	77,326
Income taxes payable (Note 18)	37,555	33,587
Deferred tax liabilities (Note 18)	14,301	15,853
Accrued expenses	158,664	176,891
Long-term debt	8,802,223	8,461,818
Other	4,368,126	4,544,762
Total	172,889,899	161,714,609
Commitments and contingencies (Note 22)
MHFG shareholders' equity:
Preferred stock (Note 13)	377,354	410,368
Common stock (Note 14)-no par value, authorized 48,000,000,000 shares in 2012 and 2013, and issued 24,048,165,727 shares in 2012, and 24,164,864,477 shares in 2013	5,460,821	5,427,992
Accumulated deficit	(883,390)	(1,606,108)
Accumulated other comprehensive income, net of tax	777,997	245,588
Less: Treasury stock, at cost-Common stock 37,046,418 shares in 2012, and 22,128,230 shares in 2013	(4,662)	(7,074)
Total MHFG shareholders' equity	5,728,120	4,470,766
Noncontrolling interests (Note 23)	128,975	176,258
Total equity	5,857,095	4,647,024
Total	178,746,994	166,361,633
consolidated VIEs
Assets:
Cash and due from banks	15,078	13,432
Interest-bearing deposits in other banks	3,216	24,238
Trading account assets	936,800	867,796
Investments:
Investments	83,762	195,631
Loans, net of allowance	2,428,898	2,444,931
Other	343,522	191,098
Total	3,811,276	3,737,126
Liabilities and equity:
Commercial paper	252,276	212,732
Other short-term borrowings	1,035	1,213
Trading account liabilities	10,585	3,563
Long-term debt	144,055	180,441
Other	978,685	879,638
Total	¥ 1,386,636	¥ 1,277,587